Personnel expenses - Reconciliation of pension liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expense
Balance at beginning of the period	kr 8	kr 57	kr 82
Net periodic pension cost	4	6	8
Contributions by the employer	(7)	(10)	(8)
Net pension payments	(1)	(2)	(1)
Revaluations recognized in other comprehensive income	6	(43)	(24)
Balance at end of the period	kr 10	kr 8	kr 57